Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income foreign currency adjustments	Total
Balance, Value at Mar. 31, 2017	$ 17	$ 22,566	$ (1,929)	$ (6,033)	$ 974	$ 15,595
Balance, Shares at Mar. 31, 2017	5,577,639		568,519
Net income (loss)				4		4
Shares repurchased			$ 572			(572)
Shares repurchased, shares			213,498
Removal of treasury shares from the total number of shares issued, Value		(92)	$ 92
Removal of treasury shares from the total number of shares issued, Shares	(34,000)		(34,000)
Foreign exchange translation adjustment					2,062	2,062
Balance, Value at Mar. 31, 2018	$ 17	22,474	$ (2,409)	(6,029)	3,036	17,089
Balance, Shares at Mar. 31, 2018	5,543,639		748,017
Net income (loss)				(463)		(463)
Shares repurchased			$ 364			(364)
Shares repurchased, shares			124,849
Foreign exchange translation adjustment					(1,113)	(1,113)
Balance, Value at Mar. 31, 2019	$ 17	22,474	$ (2,773)	(6,492)	1,923	15,149
Balance, Shares at Mar. 31, 2019	5,543,639		872,866
Net income (loss)				398		398
Shares repurchased			$ 119			(119)
Shares repurchased, shares			48,873
Options exercised, value		321				321
Options exercised, shares	284,566
Foreign exchange translation adjustment					(985)	(985)
Balance, Value at Mar. 31, 2020	$ 17	$ 22,795	$ (2,892)	$ (6,094)	$ 938	$ 14,764
Balance, Shares at Mar. 31, 2020	5,828,205		921,739